Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation Committee typically meets during the first quarter following the end of each calendar year to review the performance of the Company and the executives of the Company. At these meetings, all compensation decisions are made, including decisions regarding adjustments to the annual base salaries of the executive officers, if any, as well as determination of annual incentive payments and equity awards. To the extent the Compensation Committee approves new equity-based awards for employees (including NEOs) during the first fiscal quarter of a year, the grant date of such awards is typically in March. Our Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In an effort to minimize the impact of stock price volatility on equity award grants, the Compensation Committee uses a ten-day average closing stock price for purposes of calculating equity award grant amounts for employees (including NEOs). The Company currently does not grant stock options.
Award Timing Method	Our Compensation Committee typically meets during the first quarter following the end of each calendar year to review the performance of the Company and the executives of the Company. At these meetings, all compensation decisions are made, including decisions regarding adjustments to the annual base salaries of the executive officers, if any, as well as determination of annual incentive payments and equity awards. To the extent the Compensation Committee approves new equity-based awards for employees (including NEOs) during the first fiscal quarter of a year, the grant date of such awards is typically in March. Our Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In an effort to minimize the impact of stock price volatility on equity award grants, the Compensation Committee uses a ten-day average closing stock price for purposes of calculating equity award grant amounts for employees (including NEOs).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false